REPORT FOR THE CALENDAR QUARTER, ENDED March 31, 2010




                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended March 31, 2010

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                (Please read instructions before preparing form.)
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                        If amended report check here: [x]
				Amendment Number: 1
	This Amendment (Check only one.):   [ ] is a restatement.
                                            [x] adds new holdings entries.
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Name of Institutional Investment Manager:

                   FIRST EAGLE INVESTMENT MANAGEMENT, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Senior Vice President
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 16th day of August, 2010.

                                    First Eagle Investment Management, LLC
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.      Form 13F File Number       Name
--       --------------------       ----
1        028-01190                  Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       	1

Form 13F Information Table Entry Total:		75

Form 13F Information Table Value Total:		$142,146
						(in thousands)


List of Other Included Managers:

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


No.	Form 13F File Number		Name

1	28-06008			Iridian Asset Management, LLC

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER      --VOTING AUTHORITY--
 NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE

D AIR METHODS CORP               COM PAR $.06     009128307        9      250 SH       SOLE                   250        0        0
D ALBANY MOLECULAR RESH INC      COM              012423109       84    10000 SH       SOLE                 10000        0        0
D AMAZON COM INC                 COM              023135106       33      245 SH       SOLE                   245        0        0
D AMERIPRISE FINL INC            COM              03076C106     1145    25260 SH       SOLE                 25260        0        0
D ANSYS INC                      COM              03662Q105      259     6000 SH       SOLE                  6000        0        0
D APPLE INC                      COM              037833100      143      610 SH       SOLE                   610        0        0
D AVIAT NETWORKS INC             COM              05366Y102        3      397 SH       SOLE                   397        0        0
D AVID TECHNOLOGY INC            COM              05367P100      110     8000 SH       SOLE                  8000        0        0
D BP PLC                         SPONSORED ADR    055622104       15      264 SH       SOLE                   264        0        0
D BAKER HUGHES INC               COM              057224107     1769    37750 SH       SOLE                 37750        0        0
D BANK OF NEW YORK MELLON CORP   COM              064058100      500    16183 SH       SOLE                 16183        0        0
D BARRETT BILL CORP              NOTE  5.000% 3/1 06846NAA2     6395  6500000 SH       SOLE               6500000        0        0
D BECTON DICKINSON & CO          COM              075887109     1929    24500 SH       SOLE                 24500        0        0
D BOEING CO                      COM              097023105       15      200 SH       SOLE                   200        0        0
D CME GROUP INC                  COM              12572Q105       45      141 SH       SOLE                   141        0        0
D CNA SURETY CORP                COM              12612L108       60     3400 SH       SOLE                  3400        0        0
D CHARLES RIV LABS INTL INC      COM              159864107      138     3500 SH       SOLE                  3500        0        0
D CHEVRON CORP NEW               COM              166764100       65      854 SH       SOLE                   854        0        0
D CHURCH & DWIGHT INC            COM              171340102       80     1200 SH       SOLE                  1200        0        0
D CONSTELLATION BRANDS INC       CL A             21036P108       39     2400 SH       SOLE                  2400        0        0
D CORNING INC                    COM              219350105        1       40 SH       SOLE                    40        0        0
D CYBERSOURCE CORP               COM              23251J106      212    12000 SH       SOLE                 12000        0        0
D DCP MIDSTREAM PARTNERS LP      COM UT LTD PTN   23311P100    10927   340100 SH       SOLE                340100        0        0
D EQT CORP                       COM              26884L109     1435    35000 SH       SOLE                 35000        0        0
D EMERSON ELEC CO                COM              291011104     1762    35000 SH       SOLE                 35000        0        0
D ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109     4658    99397 SH       SOLE                 99397        0        0
D ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100     3546   105100 SH       SOLE                105100        0        0
D EUROPEAN EQUITY FUND           COM              298768102       36     5420 SH       SOLE                  5420        0        0
D EXXON MOBIL CORP               COM              30231G102      431     6428 SH       SOLE                  6428        0        0
D FACET BIOTECH CORP             SHS              30303Q103       15      560 SH       SOLE                   560        0        0
D FEDEX CORP                     COM              31428X106     3736    40000 SH       SOLE                 40000        0        0
D GOODRICH PETE CORP             NOTE  3.250%12/0 382410AB4     2334  2500000 SH       SOLE               2500000        0        0
D GOOGLE INC                     CL A             38259P508      170      300 SH       SOLE                   300        0        0
D GRIFFON CORP                   COM              398433102       51     4054 SH       SOLE                  4054        0        0
D HARRIS CORP DEL                COM              413875105       76     1600 SH       SOLE                  1600        0        0
D HARTFORD FINL SVCS GROUP INC   COM              416515104      290    10200 SH       SOLE                 10200        0        0
D INERGY L P                     UNIT LTD PTNR    456615103     4500   119045 SH       SOLE                119045        0        0
D INERGY HLDGS L P               COM              45661Q107     2592    35555 SH       SOLE                 35555        0        0
D INTL PAPER CO                  COM              460146103        3      110 SH       SOLE                   110        0        0
D INTUITIVE SURGICAL INC         COM NEW          46120E602      279      800 SH       SOLE                   800        0        0
D JPMORGAN CHASE & CO            *W EXP 10/28/201 46625H100     1791    40000 SH       SOLE                 40000        0        0
D KAYDON CORP                    COM              486587108      169     4500 SH       SOLE                  4500        0        0
D KROGER CO                      COM              501044101     2404   111000 SH       SOLE                111000        0        0
D LKQ CORP                       COM              501889208      284    14000 SH       SOLE                 14000        0        0
D LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M104      144     9375 SH       SOLE                  9375        0        0
D MANULIFE FINL CORP             COM              56501R106       19      942 SH       SOLE                   942        0        0
D MCGRAW HILL COS INC            COM              580645109     1426    40000 SH       SOLE                 40000        0        0
D MEDTRONIC INC                  COM              585055106      360     8000 SH       SOLE                  8000        0        0
D METLIFE INC                    COM              59156R108      277     6400 SH       SOLE                  6400        0        0
D MICROS SYS INC                 COM              594901100      263     8000 SH       SOLE                  8000        0        0
D MILLIPORE CORP                 COM              601073110      232     1220 SH  CALL SOLE                  1220        0        0
D NEWS CORP                      CL A             65248E104       21     1460 SH       SOLE                  1460        0        0
D NEWS CORP                      CL B             65248E203       16      920 SH       SOLE                   920        0        0
D NORFOLK SOUTHERN CORP          COM              655844108      559    10000 SH       SOLE                 10000        0        0
D NUSTAR ENERGY LP               UNIT COM         67058H102     9698   160431 SH       SOLE                160431        0        0
D PALL CORP                      COM              696429307     2025    50000 SH       SOLE                 50000        0        0
D PEP BOYS MANNY MOE & JACK      COM              713278109       97     9697 SH       SOLE                  9697        0        0
D PERKINELMER INC                COM              714046109      837    35000 SH       SOLE                 35000        0        0
D RAYONIER TRS HLDGS INC         NOTE  3.750%10/1 75508AAB2     4910  4500000 SH       SOLE               4500000        0        0
D ROVI CORP                      COM              779376102        7      184 SH       SOLE                   184        0        0
D SEI INVESTMENTS CO             COM              784117103      220    10000 SH       SOLE                 10000        0        0
D ST JOE CO                      COM              790148100       65     2000 SH       SOLE                  2000        0        0
D SCHULMAN A INC                 COM              808194104       91     3701 SH       SOLE                  3701        0        0
D SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109      468    20000 SH       SOLE                 20000        0        0
D SPRINT NEXTEL CORP             COM SER 1        852061100        9     2300 SH       SOLE                  2300        0        0
D SYMS CORP                      COM              871551107        8      784 SH       SOLE                   784        0        0
D SYNGENTA AG                    SPONSORED ADR    87160A100        5       88 SH       SOLE                    88        0        0
D THERMO FISHER SCIENTIFIC INC   COM              883556102     1543    30000 SH       SOLE                 30000        0        0
D UIL HLDG CORP                  COM              902748102      394    14332 SH       SOLE                 14332        0        0
D UNION PAC CORP                 COM              907818108     2749    37500 SH       SOLE                 37500        0        0
D UNITED TECHNOLOGIES CORP       COM              913017109      589     8000 SH       SOLE                  8000        0        0
D WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    40155    41100 SH       SOLE                 41100        0        0
D WILLIAMS PIPELINE PARTNERS L   COM UNIT LP IN   96950K103    19171   633750 SH       SOLE                633750        0        0
D WRIGHT MED GROUP INC           NOTE  2.625%12/0 98235TAA5      177   200000 SH       SOLE                200000        0        0
D XEROX CORP                     COM              984121103     1073   110000 SH       SOLE                110000        0        0
S REPORT SUMMARY                 75 DATA RECORDS   142146 16116547